Financial instruments - additional disclosures (Details 7) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Maturity of net debt [line items]
Current financial assets	$ 14,428	$ 18,930
Non-current financial debts	(18,436)	(20,244)
Current financial debt	(6,175)	(5,931)
Net debt	(10,183)	(7,245)
Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	569	11,098
Commodities [member]
Maturity of net debt [line items]
Current financial assets	111	111
Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	355	204
Cash and cash equivalents [member]
Maturity of net debt [line items]
Current financial assets	13,393	7,517
Financial debt [member]
Maturity of net debt [line items]
Non-current financial debts	(18,436)	(20,244)
Current financial debt	(6,084)	(5,876)
Financial debt - undiscounted [member]
Maturity of net debt [line items]
Non-current financial debts	(18,572)	(20,396)
Current financial debt	(6,084)	(5,878)
Derivative financial instruments [member]
Maturity of net debt [line items]
Current financial debt	(91)	(55)
Not later than one month [member]
Maturity of net debt [line items]
Current financial assets	7,677	8,176
Current financial debt	(3,371)	(3,253)
Net debt	4,306	4,923
Not later than one month [member] | Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	12	4,142
Not later than one month [member] | Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	24	23
Not later than one month [member] | Cash and cash equivalents [member]
Maturity of net debt [line items]
Current financial assets	7,641	4,011
Not later than one month [member] | Financial debt [member]
Maturity of net debt [line items]
Current financial debt	(3,328)	(3,215)
Not later than one month [member] | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Current financial debt	(3,328)	(3,215)
Not later than one month [member] | Derivative financial instruments [member]
Maturity of net debt [line items]
Current financial debt	(43)	(38)
Later than one month and not later than three months [member]
Maturity of net debt [line items]
Current financial assets	6,578	10,564
Current financial debt	(411)	(159)
Net debt	6,167	10,405
Later than one month and not later than three months [member] | Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	516	6,911
Later than one month and not later than three months [member] | Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	310	147
Later than one month and not later than three months [member] | Cash and cash equivalents [member]
Maturity of net debt [line items]
Current financial assets	5,752	3,506
Later than one month and not later than three months [member] | Financial debt [member]
Maturity of net debt [line items]
Current financial debt	(372)	(146)
Later than one month and not later than three months [member] | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Current financial debt	(372)	(146)
Later than one month and not later than three months [member] | Derivative financial instruments [member]
Maturity of net debt [line items]
Current financial debt	(39)	(13)
Later than three month and not later than twelve months [member]
Maturity of net debt [line items]
Current financial assets	42	55
Current financial debt	(2,393)	(2,519)
Net debt	(2,351)	(2,464)
Later than three month and not later than twelve months [member] | Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	41	36
Later than three month and not later than twelve months [member] | Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	1	19
Later than three month and not later than twelve months [member] | Financial debt [member]
Maturity of net debt [line items]
Current financial debt	(2,384)	(2,515)
Later than three month and not later than twelve months [member] | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Current financial debt	(2,384)	(2,517)
Later than three month and not later than twelve months [member] | Derivative financial instruments [member]
Maturity of net debt [line items]
Current financial debt	(9)	(4)
Between one and five years
Maturity of net debt [line items]
Non-current financial debts	(9,492)	(8,975)
Net debt	(9,492)	(8,975)
Between one and five years | Financial debt [member]
Maturity of net debt [line items]
Non-current financial debts	(9,492)	(8,975)
Between one and five years | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Non-current financial debts	(9,522)	(9,002)
Later than five years
Maturity of net debt [line items]
Current financial assets	131	135
Non-current financial debts	(8,944)	(11,269)
Net debt	(8,813)	(11,134)
Later than five years | Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets		9
Later than five years | Commodities [member]
Maturity of net debt [line items]
Current financial assets	111	111
Later than five years | Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	20	15
Later than five years | Financial debt [member]
Maturity of net debt [line items]
Non-current financial debts	(8,944)	(11,269)
Later than five years | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Non-current financial debts	$ (9,050)	$ (11,394)